Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
Note 16 - Income Taxes
The components of income tax expense (benefit) included on the consolidated statements of income for the years ended December 31, 2025, 2024, and 2023 are presented below:

(in thousands)	2025	2024	2023
Current
Federal	$160,941	$83,744	$107,445
State	35,656	22,387	29,739
Total current income tax expense	196,597	106,131	137,184
Deferred
Federal	35,443	19,292	13,124
State	(3,552)	79	3,713
Total deferred income tax expense (benefit)	31,891	19,371	16,837
Total income tax expense	$228,488	$125,502	$154,021

Income tax expense as shown on the consolidated statements of income differed from the federal statutory rate for the years ended December 31, 2025, 2024, and 2023. A reconciliation of the differences is presented below:

	Years Ended December 31,
(dollars in thousands)	2025		2024		2023
Income tax expense at statutory federal income tax rate	$213,923	21.0%	$127,040	21.0%	$146,194	21.0%
State income tax expense, net of federal income tax benefit(1)	19,636	1.9	17,050	2.8	25,308	3.6
Tax credit investment benefits, net of amortization (as applicable)
Low Income Housing	(15,621)	(1.5)	(16,640)	(2.8)	(13,193)	(1.9)
Other	(3,418)	(0.3)	(4,689)	(0.8)	(7,841)	(1.1)
Nontaxable or Nondeductible Items
Income not subject to tax	(13,540)	(1.3)	(11,857)	(2.0)	(10,477)	(1.5)
FDIC premiums	6,209	0.6	7,684	1.3	8,589	1.2
Executive compensation	4,379	0.4	2,965	0.5	3,575	0.5
Misc non-deductible expenses	2,213	0.2	1,916	0.3	1,586	0.2
Changes in unrecognized tax benefits(2)	4,793	0.5	317	0.1	1,227	0.2
Change in valuation allowance	429	—	1,047	0.2	344	—
Other adjustments
Surrender of BOLI policies	12,901	1.3	—	—	—	—
Other items, net	(3,416)	(0.4)	669	0.1	(1,291)	(0.1)
Total income tax expense and effective tax rate	$228,488	22.4%	$125,502	20.7%	$154,021	22.1%

(1)    For 2025, state and local taxes in Florida and New York City made up the majority (greater than 50%) of the tax effect in this category.
For 2024, state taxes in Alabama, Florida, and New York State made up the majority of the tax effect in this category.
For 2023, state taxes in Georgia made up the majority of the tax effect in this category.
(2)    Includes the impact of state unrecognized tax benefit items. The state effect of all other line items is included within state income tax expense.
The components of the Company's deferred tax assets and liabilities at December 31, 2025 and 2024 are presented below:

(in thousands)	2025	2024
Deferred tax assets
Net unrealized losses on investment securities available for sale and cash flow hedges	$200,094	$302,128
Allowance for credit losses	128,700	131,373
Lease liability	96,004	111,089
Employee benefits and deferred compensation	49,986	47,642
Net operating loss carryforwards	31,998	32,511
Tax credit carryforwards	18,450	14,143
Non-performing loan interest	6,974	7,923
Merger-related expenses	6,568	—
Unrealized losses on fair value hedges	3,996	4,252
Miscellaneous accrued expenses	3,233	4,948
FDIC special assessment	1,335	9,087
Fair value of investment securities and loans	—	1
Other	4,233	8,167
Total gross deferred tax assets	551,571	673,264
Less valuation allowance	(27,776)	(27,483)
Total deferred tax assets	523,795	645,781
Deferred tax liabilities
Right-of-use asset	(88,727)	(104,190)
Purchase accounting intangibles	(21,649)	(22,535)
Deferred loan costs	(16,281)	(16,293)
Surrender of BOLI policies	(14,227)	—
Excess tax over financial statement depreciation	(13,762)	(13,685)
Unrealized gain on hedged liabilities	(11,013)	(4,252)
Prepaid expense	(7,796)	(5,498)
Partnership investments	(2,304)	(2,995)
Other properties held for sale	(205)	(914)
Other	(6,153)	(4,899)
Total gross deferred tax liabilities	(182,117)	(175,261)
Net deferred tax asset	$341,678	$470,520

Synovus believes the realization of net deferred tax assets (after valuation allowance) at December 31, 2025 is more likely than not based on its history of cumulative profitability as well as expectations of future taxable income, including reversals of taxable temporary differences, in the jurisdictions in which it operates.
Synovus expects that a portion of its $32.0 million of federal and state NOLs as well as a portion of the $18.5 million of federal and state tax credit carryforwards, which have carryforward periods ending in tax years 2026 through 2045, will not be realized before their carryforward period lapses and the Company has accordingly established a valuation allowance in the amount of $27.8 million at December 31, 2025.
Federal and state NOLs and tax credit carryforwards as of December 31, 2025 are summarized in the following table on a tax effected basis.

Tax Carryforwards	As of December 31, 2025
(in thousands)	Expiration Dates	Deferred Tax Asset, Before Valuation Allowance	Valuation Allowance	Net Deferred Tax Asset Balance
Net operating losses - federal(1)	2027-2037	$25,017	$(21,086)	$3,931
Net operating losses - states(1)	2027-2045	6,981	(5,995)	986
Tax credits - federal	2034-2045	552	(552)	—
Tax credits - states(1)	2026-2034	17,898	(143)	17,755

(1)    Included in this balance are tax attributes that can be carried forward indefinitely and have no expiration date.
Synovus is subject to income taxation in the U.S. and various state and local taxing jurisdictions. Synovus is no longer subject to income tax examinations by the IRS for years before 2022 and by state and local income tax authorities for years before 2021.
Income taxes paid in 2025 for each material jurisdiction are presented in the table below.

	2025	2024	2023
Federal	$89,500	$27,500	$43,500
State and Local
Florida	12,100	6,850	7,900
Alabama	4,027	3,100	3,910
South Carolina	18,641	137	113
All Other States	20,186	9,681	14,330
Total	$144,454	$47,268	$69,753

A reconciliation of the beginning and ending amount of unrecognized income tax benefits is as follows (unrecognized state income tax benefits are not adjusted for the federal income tax impact).

	Years Ended December 31,
(in thousands)	2025	2024	2023
Balance at January 1,	$21,680	$22,312	$22,400
Additions based on income tax positions related to current year	1,177	520	719
Additions for income tax positions of prior years(1)	6,057	39	186
Reductions for income tax positions of prior years	(1,841)	(209)	(122)
Reductions for statute of limitation expirations	(641)	(982)	(871)
Reductions for settlements on audit	(18,736)	—	—
Balance at December 31,	$7,696	$21,680	$22,312

(1)    Includes deferred tax benefits that could reduce future tax liabilities.
Accrued interest and penalties related to unrecognized income tax benefits are recognized as a component of income tax expense, and totaled $3.7 million, $5.7 million, and $4.8 million as of December 31, 2025, 2024, and 2023, respectively. Unrecognized income tax benefits as of December 31, 2025, 2024, and 2023 that, if recognized, would affect the effective income tax rate totaled $9.7 million, $22.9 million and $22.5 million (net of the federal benefit on state income tax issues), respectively.